Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details)	Jun. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 29,300
2020	29,300
2021	$ 24,417